Segment information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information
25.	Segment information
Segment revenue and results
For the years ended December 31, 2022, 2023 and 2024, the Group has determined it has five operating segments, Vip.com, internet finance, Shan Shan Outlets, offline shops and City Outlets.Vip.com and Shan Shan Outlets have been identified as reportable segments while internet finance, offline shop and City Outlets operating segments were aggregated as others reportable segment.
The Group’s CODM assesses the segments’ performance by using each segments’ income from operations (which includes certain expense allocations directly attributable to each of the segments).
The CODM uses income from operations for each segment to measure the performance of each segment to monitor budget versus actual results and evaluate the performance, and to allocate resources to each of the segments.
The tables below provide a summary of the Group’s operating segment results including the significant expense categories and amounts for each reportable segment that are regularly provided to the CODM for the years ended December 31, 2022, 2023 and 2024:

Year Ended December 31, 2024	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	104,379,002	3,284,968	756,862	108,420,832
Inter-segment revenues (Note a)	352,166	25,761	205,325	583,252

	104,731,168	3,310,729	962,187	109,004,084
Reconciliation of total net revenues
Elimination of inter-segment revenues				(583,252)

Total net revenues				108,420,832
Less:
Cost of revenues	(81,251,073)	(1,626,883)	(344,551)
Fulfillment expenses (Note b)	(8,241,185)	—	—
Marketing expenses (Note b)	(2,766,702)	(200,850)	—
Technology and content expenses (Note b)	(1,424,414)	—	—
General and administrative expenses (Note b)	(2,290,281)	(558,476)	(333,414)
Share-based compensation expenses (Note c)	(1,137,590)	(360,055)	—
Other segment items (Note d)	731,609	160,771	(187,737)

Segment income from operations	8,351,532	725,236	96,485	9,173,253
Reconciliation of profit or loss:
Other income and expenses (Note e)				814,227

Income before income taxes and share of income(loss) of equity method investees				9,987,480

Year Ended December 31, 2023	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	109,177,540	2,771,018	907,462	112,856,020
Inter-segment revenues (Note a)	378,941	24,959	326,591	730,491

	109,556,481	2,795,977	1,234,053	113,586,511
Reconciliation of total net revenues
Elimination of inter-segment revenues				(730,491)

Total net revenues				112,856,020
Less:
Cost of revenues	(85,569,090)	(1,488,518)	(405,095)
Fulfillment expenses (Note b)	(8,151,510)	—	—
Marketing expenses (Note b)	(3,170,057)	(170,246)	—
Technology and content expenses (Note b)	(1,350,414)	—	—
General and administrative expenses (Note b)	(2,312,911)	(457,780)	(530,555)
Share-based compensation expenses (Note c)	(1,023,215)	(441,195)	—
Other segment items (Note d)	639,886	122,882	(174,558)

Segment income from operations	8,619,170	361,120	123,845	9,104,135
Reconciliation of profit or loss:
Other income and expenses (Note e)				882,867

Income before income taxes and share of income(loss) of equity method investees				9,987,002

Year Ended December 31, 2022	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	99,625,511	1,808,756	1,718,222	103,152,489
Inter-segment revenues (Note a)	1,181,133	49,912	387,490	1,618,535

	100,806,644	1,858,668	2,105,712	104,771,024
Reconciliation of total net revenues
Elimination of inter-segment revenues				(1,618,535)

Total net revenues				103,152,489
Less:
Cost of revenues	(80,134,184)	(1,146,017)	(1,187,668)
Fulfillment expenses (Note b)	(7,107,652)	—	—
Marketing expenses (Note b)	(2,878,160)	(123,018)	—
Technology and content expenses (Note b)	(1,279,898)	—	—
General and administrative expenses (Note b)	(2,665,041)	(331,984)	(1,017,094)
Share-based compensation expenses (Note c)	(820,674)	(352,651)	—
Other segment items (Note d)	600,023	96,226	(225,786)

Segment income (loss) from operations	6,521,058	1,224	(324,836)	6,197,446
Reconciliation of profit or loss:
Other income and expenses (Note e)				1,879,758

Income before income taxes and share of income(loss) of equity method investees				8,077,204

Notes:

(a)
Inter-segment revenues mainly consist of payment processing, inter platform technical services, warehousing rental services and supply chain management services, promotion services provided by Vip.com to internet finance business and by offline shops to Vip.com, and internal procurement between offline shops, Shan Shan Outlets and Vip.com.

(b)	These expenses exclude share-based compensation expenses.

(c)	The detail information was disclosed in Note 24.

(d)	For each segment, the other segment items category includes:
Vip.com — other operating income which consists of government grants, claims income and other miscellaneous income.
Shanshan — technology and content expenses, other operating income which consists of government grants, claims income and other miscellaneous income.
Others — fulfillment expenses, marketing expenses, technology and content expenses, share-based compensation expenses, other operating income which consists of government grants, claims income and other miscellaneous income.

(e)	Other income and expenses include interest income, ex ch ange gain/(loss), investment gain/(loss) and revaluation of investments, interest expenses and impairment loss of investments.
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	846,864	851,630	924,097
Shan Shan Outlets	298,624	417,226	476,943
Others	85,817	30,528	17,452

	1,231,305	1,299,384	1,418,492

Interest income and expenses:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest income
Vip.com	622,686	654,485	610,161
Shan Shan Outlets	53,659	42,807	41,932
Others	87,925	84,532	158,734
Inter-segment interest income	(252)	(1,532)	(1,035)

	764,018	780,292	809,792

Interest expenses
Vip.com	(23,573)	(22,821)	(57,627)
Shan Shan Outlets	(685)	(111)	(53)
Others	(252)	(1,532)	(1,031)
Inter-segment interest income	252	1,532	1,035

	(24,258)	(22,932)	(57,676)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share of (loss) income of investments accounted under the equity method
Vip.com	(117,176)	52,212	1,647
Shan Shan Outlets	110,617	112,868	121,071
Others	—	(84,779)	44,262

	(6,559)	80,301	166,980

	Year Ended December 31,
	2023	2024
	RMB	RMB
Total assets
Vip.com	47,982,859	51,103,217
Shan Shan Outlets	17,062,689	19,971,408
Others	7,277,046	3,861,501

	72,322,594	74,936,126

	Year Ended December 31,
	2023	2024
	RMB	RMB
Investments in equity method investees
Vip.com	1,153,245	1,106,779
Shan Shan Outlets	763,025	760,596
Others	239,291	134,668

	2,155,561	2,002,043

Total expenditure for additions of long-lived assets
Vip.com	2,330,278	870,593
Shan Shan Outlets	2,895,954	2,687,663
Others	4,505	4,330

	5,230,737	3,562,586

Geographic information
Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.